Loans and Leases Held for Investment, Net (Tables)	12 Months Ended
Dec. 31, 2013
Loans and Leases Held for Investment, Net [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
Loans and leases held for investment as of December 31, 2013 and 2012 are comprised of the following:

	2013	2012
Residential mortgages	$7,044,743	$6,708,748
Commercial and commercial real estate	4,812,970	4,771,768
Lease financing receivables	1,237,941	836,935
Home equity lines	151,916	179,600
Consumer and credit card	5,154	8,038
Total loans and leases held for investment, net of discounts	13,252,724	12,505,089
Allowance for loan and lease losses	(63,690)	(82,102)
Total loans and leases held for investment, net	$13,189,034	$12,422,987

Net Purchase Loan And Lease Premiums (Discounts)/Net Deferred Loan And Lease Origination Costs (Fees) [Table Text Block]
As of December 31, 2013 and 2012, the carrying values presented above include net purchase loan and lease discounts and net deferred loan and lease origination costs as follows:

	2013	2012
Net purchased loan and lease discounts	$102,416	$164,132
Net deferred loan and lease origination costs	54,107	25,275

Schedule of Lease Financing Receivables [Table Text Block]
Lease Financing Receivables—Lease financing receivables are collateralized by a secured interest in the equipment and, in certain circumstances, additional collateral and/or guarantees. As of December 31, 2013 and 2012, the components of net lease financing receivables are as follows:

	2013	2012
Loans receivable	$198,469	$114,147
Minimum lease payments receivable	1,063,796	774,369
Residuals	85,130	52,602
Unearned income	(127,730)	(97,488)
Lease financing receivables, net of unearned income	1,219,665	843,630
Net deferred lease origination costs	23,591	15,736
Purchased lease discounts	(5,315)	(22,431)
	1,237,941	836,935
Allowance for loan and lease losses	(4,273)	(3,181)
Lease financing receivables, net	$1,233,668	$833,754

Schedule of Future Minimum Lease Payments for Capital Leases [Table Text Block]
The following is a schedule of future minimum lease payments to be received on leases held for investment at December 31, 2013:

2014	$347,117
2015	290,918
2016	209,096
2017	129,957
2018	62,194
Thereafter	24,514
$1,063,796

Concentration of Credit Risk for Loan Portfolio [Table Text Block]
The 5 highest concentration percentages by state for each category of the Company’s loan and lease portfolio and the corresponding states’ percentages of the United States (U.S.) population at December 31, 2013 are as follows:

	Percentage of Loan Portfolio
	Residential Mortgages	Commercial and Commercial Real Estate	Leases	% of U.S. Population
California	27%	19%	11%	12%
Florida	10	15	9	6
Texas	8	5	10	8
New York	7	9	7	6
New Jersey	4		6	3
Illinois		6		4

Acquired Portfolio of Loans/Leases with Evidence of Credit Deterioration [Table Text Block]
Information pertaining to the ACI portfolio as of December 31, 2013 and 2012 is as follows:

	Residential	Commercial and Commercial Real Estate	Total
2013
Carrying value, net of allowance	$646,470	$331,771	$978,241
Outstanding unpaid principal balance	696,222	339,179	1,035,401
Allowance for loan and lease losses, beginning of year	5,175	16,789	21,964
Allowance for loan and lease losses, end of year	4,925	9,834	14,759

	Residential	Commercial and Commercial Real Estate	Total
2012
Carrying value, net of allowance	$860,437	$488,288	$1,348,725
Outstanding unpaid principal balance	906,421	527,472	1,433,893
Allowance for loan and lease losses, beginning of year	5,464	10,525	15,989
Allowance for loan and lease losses, end of year	5,175	16,789	21,964
Acquisition date details of loans and leases acquired with evidence of credit deterioration during the years ended December 31, 2013 and 2012 are as follows:

	2013	2012
Contractual payments receivable for acquired loans and leases at acquisition	$345,890	$847,257
Expected cash flows for acquired loans and leases at acquisition	193,549	511,766
Basis in acquired loans and leases at acquisition	179,027	436,784

Schedule of Changes in Accretable Yields of Acquired Loans [Table Text Block]
The following is a summary of the accretable yield activity for the ACI loans during the years ended December 31, 2013 and 2012:

2013	Residential	Commercial and Commercial Real Estate	Total
Balance, beginning of year	$111,868	$108,540	$220,408
Additions	12,174	—	12,174
Accretion	(42,904)	(29,862)	(72,766)
Reclassifications to accretable yield	20,045	17,116	37,161
Transfer from loans held for investment to loans held for sale	—	(36,131)	(36,131)
Balance, end of year	$101,183	$59,663	$160,846

2012	Residential	Commercial and Commercial Real Estate	Total
Balance, beginning of year	$86,869	$120,854	$207,723
Additions	44,954	30,527	75,481
Accretion	(32,270)	(31,930)	(64,200)
Reclassifications (from) to accretable yield	12,315	(10,911)	1,404
Balance, end of year	$111,868	$108,540	$220,408